PROPERTY AND EQUIPMENT: (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
PROPERTY AND EQUIPMENT: [Abstract]
Depreciation and amortization expense	$ 87	$ 33	$ 39
Fixed assets disposed off	$ 15